Defined benefit plans - Summary of Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Greece [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Discount rate - beginning of year	1.70%	1.60%
Discount rate - end of year	1.70%	1.70%
Rate of salary escalation	2.80%	2.80%
Turkey [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Discount rate - beginning of year	11.00%	10.50%
Discount rate - end of year	15.00%	11.00%
Rate of salary escalation	9.00%	6.50%
Canada [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.40%	3.90%
Discount rate - beginning of year	3.40%	3.90%
Discount rate - end of year	3.90%	3.40%
Rate of salary escalation	2.00%	2.00%
Average remaining service period of active employees expected to receive benefits	1 year 7 months 6 days	8 years 2 months 12 days
Canada [member] | Supplemental pension plan [member]
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.40%	3.90%
Discount rate - beginning of year	3.40%	3.90%
Discount rate - end of year	3.90%	3.40%
Rate of salary escalation	2.00%	2.00%
Average remaining service period of active employees expected to receive benefits	1 year 7 months 6 days	8 years 2 months 12 days